Summary of Significant Accounting Policies (Details) - Summary of basic and diluted net income (loss) per common share - USD ($)	3 Months Ended		7 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Class A
Summary of Significant Accounting Policies (Details) - Summary of basic and diluted net income (loss) per common share [Line Items]
Allocation of net loss	$ (154,649)	$ (302,398)	$ (164,860)	$ (531,288)
Weighted average shares outstanding	2,173,298	18,385,000	5,041,048	17,896,428
Basic and dilution net loss per share	$ (0.07)	$ (0.02)	$ 4.15	$ (0.03)
Class B
Summary of Significant Accounting Policies (Details) - Summary of basic and diluted net income (loss) per common share [Line Items]
Allocation of net loss	$ (327,063)	$ (75,599)	$ (150,687)	$ (136,448)
Weighted average shares outstanding	4,596,250	4,596,250	4,607,658	4,596,250
Basic and dilution net loss per share	$ (0.07)	$ (0.02)	$ (0.03)	$ (0.03)